Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Cash paid for the rentals included in the lease liabilities	¥ 782	¥ 1,933
Right-of-use assets obtained in exchange for lease liabilities	¥ 546	¥ 197